Contracted concessional, PP&E and other intangible assets	9 Months Ended
Sep. 30, 2023
Contracted concessional, PP&E and other intangible assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6. - Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as contracted concessional assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38.

The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of September 30, 2023, and December 31, 2022, is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	798,044	2,704	8,907,348	147,828	968,858	10,824,782
Amortization and impairment	(68,659)	-	(3,320,987)	(34,676)	(215,045)	(3,639,367)
Total as of September 30, 2023	729,385	2,704	5,586,361	113,152	753,813	7,185,415

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	818,170	2,787	8,976,243	120,307	945,475	10,862,982
Amortization and impairment	(69,557)	-	(3,088,778)	(26,782)	(194,606)	(3,379,723)
Total as of December 31, 2022	748,613	2,787	5,887,465	93,525	780,869	7,483,259

No losses from impairment of contracted concessional, PP&E and other intangible assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the nine-month period ended September 30, 2023. During the nine-month period ended September 30, 2022, an impairment loss of $41 million was recorded in Solana, due to the continued delays in the works and replacements that the Company was carrying out in its storage system and their impact on production in 2022, as well as an increase in the discount rate.

The impairment provision based on the expected credit losses on contracted concessional financial assets decreased by $1 million in the nine-month period ended September 30, 2023 (increase of $27 million in the nine-month period ended September 30, 2022, primarily in ACT).